Income Tax - Schedule of Effective Income Tax Rate (Parentheticals) (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Schedule of Effective Income Tax Rate [Abstract]
Federal statutory rate	21.00%	21.00%	21.00%